BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements include the accounts of ZIVO Bioscience, Inc. and its wholly- owned subsidiaries (collectively, the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the financial statements contain all adjustments (consisting of only normal recurring adjustments) necessary to present fairly the information set forth therein. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The condensed consolidated financial statements have also been prepared on a basis substantially consistent with, and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2020, included in its Annual Report on Form 10-K that was filed with the Securities and Exchange Commission on February 25, 2021.

Going Concern Uncertainty

The Company incurred a net loss of $(2,218,978) for the three months ended March 31, 2021. In addition, the Company had a working capital deficiency of $11,482,643 and a stockholders’ deficit of $11,423,770 at March 31, 2021. These factors continue to raise substantial doubt about the Company's ability to continue as a going concern.  During the three months ended March 31, 2021, the Company raised $1,090,000 from the issuance of common stock and exercise of common stock warrants and $96,000 from the proceeds from the sale of Participation Agreements and related warrants. The Company expects to continue to incur operating losses and net cash outflows until such time as it generates a level of revenue to support its cost structure. There is no assurance that the Company will achieve profitable operations, and, if achieved, whether it will be sustained on a continued basis. These factors indicate substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are filed.  The Company’s condensed consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business; no adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

The Company intends to fund ongoing activities by utilizing its current cash on hand and by raising additional capital through equity or debt financings. There can be no assurance that the Company will be successful in raising that additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditures.

NOTE 2 – BASIS OF PRESENTATION

Going Concern

The Company had a net loss of $9,105,729 and $11,510,166 during the years ended December 31, 2020 and 2019, respectively.

In addition, the Company had a working capital deficiency of $11,226,100 and a stockholders’ deficiency of $11,310,614 at December 31, 2020. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing shareholders.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset- carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

During the year ended December 31, 2020, the Company received proceeds of $400,866 from the issuance of Common Stock, $830,400 from the exercise of Common Stock Warrants, $2,735,000 from the proceeds from the sale of Participation Agreements and related warrants; $121,700 in Loans Payable, Other and $129,000 in proceeds from loans payable – related party.